Employees - Summary of Charge to Operating Profit (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Current service cost	€ (216)	€ (220)		€ (245)
Employee contributions	17	17		18
Special termination benefits	(5)	(16)		(4)
Past service cost including (losses)/gains on curtailments	65	(41)		23
Settlements	(2)			4
Defined contribution plans	(193)	(179)		(195)
Total operating cost	(334)	(439)		(399)
Finance income/(cost)	(30)	(25)	[1]	(96)	[1]
Net impact on the income statement (before tax)	€ (364)	€ (464)		€ (495)

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.